CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 975,027	$ 168,003	$ 1,026,902
Marketable securities	321,043	184,800	0
Accounts receivable, net of allowance for doubtful accounts of $120,000, $0 and $0, respectively	1,113,944	1,864,506	2,052,000
Notes receivable	0	115,000	0
Inventory	1,545,311	1,269,454	416,254
Prepaid expenses and other current assets	357,566	89,241	0
Total current assets	4,312,891	3,691,004	3,495,156
Property and equipment, net of accumulated depreciation of $35,409, $21,123 and $43,491, respectively	155,190	140,658	51,018
Investments, at cost	0	1,200,000	0
Intangible assets, net of accumulated amortization of $57,417, $32,750 and $0 respectively	813,946	682,429	0
Note receivable	155,000	0	0
Goodwill	1,100,037	1,090,037	0
Deposits and other assets	43,662	98,726	4,850
Total assets	6,580,726	6,902,854	3,551,024
Current liabilities
Accounts payable and accrued expenses	791,698	598,314	265,737
Deferred revenue	0	0	1,608,280
Notes payable	0	75,000	50,000
Related party notes payable	516,674	111,794	869,038
Customer deposits	472,538	203,186	0
Provision for customers refunds	314,940	0	0
Short term loan payable	76,738	0
Current portion of long-term debt	0	0	16,428
Total current liabilities	2,172,588	988,294	2,809,483
Long term-debt, less current portion		0	42,420
Total liabilities	2,172,588	988,294	2,851,903
Stockholders' Equity
Preferred stock, $0.001 par value: 10,000,000 authorized; 3,000,000, 3,000,000 and 6,000,000 issued and outstanding as of June 30, 2014, December 31, 2013 and December 31, 2012, respectively	3,000	3,000	6,000
Common stock, $0.001 par value: 100,000,000 authorized, 30,011,580, 29,525,750 and 27,367,144 issued and outstanding as of June 30, 2014, December 31, 2013 and December 31, 2012, respectively	30,012	29,526	27,367
Additional paid-in capital	9,212,731	6,785,358	1,150,673
Common stock subscribed	0	(15,000)	(153,250)
Treasury stock	(1,209,600)	0	0
Accumulated deficit	(3,628,005)	(888,324)	(331,669)
Total stockholders' equity	4,408,138	5,914,560	699,121
Total liabilities and stockholders' equity	$ 6,580,726	$ 6,902,854	$ 3,551,024